SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net		$ 400,221	$ 321,011	$ 265,599	$ 223,917
Accumulated Losses on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net		20	(1,334)
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net		(1,912)	800	$ 3,680
Accumulated Other Comprehensive Income (Loss), Net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net	[1]	$ (1,892)	$ (534)	$ 3,680	$ 8,517

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.